Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2014
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated July 1, 2015 to the

Ivy Funds Prospectus dated July 31, 2014

and as supplemented August 4, 2014, November 14, 2014, December 12, 2014, April 1, 2015, April 15, 2015 and May 15, 2015

Effective July 1, 2015, IICO, the Fund’s investment adviser, assumed direct investment management responsibilities of Ivy Micro Cap Growth Fund from Wall Street Associates, LLC (Wall Street), the Fund’s former investment subadviser. In addition, effective July 1, 2015, John Bichelmeyer assumed investment management responsibilities for Ivy Micro Cap Growth Fund.

Therefore, as of July 1, 2015, all references to Wall Street, Paul J. Ariano, Paul K. LeCoq, Luke A. Jacobson and Alexis C. Waadt where they appear in the Prospectus are deleted.

In addition, the following changes to the Prospectus also take effect as of July 1, 2015:

The following replaces the second and third paragraphs of the “Principal Investment Strategies” section for Ivy Micro Cap Growth Fund on page 19:

In selecting equity securities for the Fund, Ivy Investment Management Company (IICO), the Fund’s investment manager, utilizes a bottom-up stock selection process and seeks to invest in securities of companies that it believes exhibit extraordinary earnings growth, earnings surprise potential, fundamental strength and management vision.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it believes that the issuer’s growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, when it believes there are more attractive investment opportunities, when IICO believes a company’s valuation has become unattractive relative to industry leaders and industry-specific metrics, to reduce the Fund’s holding in that security or its exposure to a particular sector, or to raise cash.

The following replaces the “Management Risk” bullet point of the “Principal Investment Risks” section for Ivy Micro Cap Growth Fund on page 19:

■
Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

Ivy Micro Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated July 1, 2015 to the

Ivy Funds Prospectus dated July 31, 2014

and as supplemented August 4, 2014, November 14, 2014, December 12, 2014, April 1, 2015, April 15, 2015 and May 15, 2015

Effective July 1, 2015, IICO, the Fund’s investment adviser, assumed direct investment management responsibilities of Ivy Micro Cap Growth Fund from Wall Street Associates, LLC (Wall Street), the Fund’s former investment subadviser. In addition, effective July 1, 2015, John Bichelmeyer assumed investment management responsibilities for Ivy Micro Cap Growth Fund.

Therefore, as of July 1, 2015, all references to Wall Street, Paul J. Ariano, Paul K. LeCoq, Luke A. Jacobson and Alexis C. Waadt where they appear in the Prospectus are deleted.

In addition, the following changes to the Prospectus also take effect as of July 1, 2015:

The following replaces the second and third paragraphs of the “Principal Investment Strategies” section for Ivy Micro Cap Growth Fund on page 19:

In selecting equity securities for the Fund, Ivy Investment Management Company (IICO), the Fund’s investment manager, utilizes a bottom-up stock selection process and seeks to invest in securities of companies that it believes exhibit extraordinary earnings growth, earnings surprise potential, fundamental strength and management vision.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it believes that the issuer’s growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, when it believes there are more attractive investment opportunities, when IICO believes a company’s valuation has become unattractive relative to industry leaders and industry-specific metrics, to reduce the Fund’s holding in that security or its exposure to a particular sector, or to raise cash.

The following replaces the “Management Risk” bullet point of the “Principal Investment Risks” section for Ivy Micro Cap Growth Fund on page 19:

■
Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.